                       VARIFLEX LS AND VARIFLEX SIGNATURE

                                  ANNUITY VIII

                               1997 ANNUAL REPORT


[SBL LOGO]
Security Benefit Life Insurance Company
A Member of The Security Benefit
Group of Companies

A LETTER FROM THE PRESIDENT

At Security Benefit we strive for the optimum in financial integrity, operational excellence and core values. Our dedication to providing quality products and services is a never-ending quest. It's through these commitments that we maintain a strong financial position and consistent growth for the protection and security of our policyholders and customers.

Capitalizing on opportunities and challenges, 1997 was a year of milestones for Security Benefit.

*  Sales were up 5%

*  Profits were up 17%

*  Company assets rose 11%

*  Statutory equity rose 29%

We have long been positioned to meet the demand for flexible annuities. And we took that one step further in 1997 by unveiling Variflex Signature. Our new variable annuity offers opportunities for investors tired of low interest rates and lack of control over their insurance investments.

Another milestone for 1997 was FORTUNE magazine citing Security Benefit as "One of the Best 100 Companies To Work for in America." FORTUNE has discovered what our associates already know--that Security Benefit is a quality, caring and well-managed place to work and grow. We understand that satisfied people are more productive people, and that translates to higher quality service to our customers.

When it comes to quality service, 1997 was a banner season for Security Benefit. DALBAR, an independent research firm that rates the service standards of financial services organizations, awarded us the first Quality Tested Service Seal. The award places Security Benefit at the pinnacle of superior customer service in the variable annuity industry.

As we move forward, our sights are set high to continue as a leader in the financial services industry. By anticipating evolving needs and developing appropriate solutions, we anticipate a prosperous and successful 1998.


HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

BOARD OF DIRECTORS

Howard R. Fricke
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

Thomas R. Clevenger
Wichita, Kansas

Sister Loretto Marie Colwell
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

John C. Dicus
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

Stephen J. Douglass
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

William W. Hanna
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

John E. Hayes, Jr.
Chairman of the Board and CEO
Western Resources, Inc.
Topeka, Kansas

Laird G. Noller
President
Noller Enterprises
Topeka, Kansas

Frank Sabatini
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

Robert C. Wheeler
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas


NOTICE OF POLICYOWNERS' MEETING

We encourage you to attend the annual meeting of policyowners to be held on Tuesday, June 2, 1998 at Security Benefit Life, 700 SW Harrison St., Topeka, Kansas, at 2:00 p.m. Each policyowner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

This report is submitted only for the general information of Security Benefit Life Variable Annuity contractowners and participants and is not authorized for distribution to the public.

For More Information Call 1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS


The Contract Owners of Variable Annuity Account VIII and
The Board of Directors of Security Benefit Life Insurance Company


We have audited the accompanying balance sheet of Variable Annuity Account VIII (the Account) as of December 31, 1997, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Variable Annuity Account VIII at December 31, 1997, and the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

February 6, 1998

VARIABLE ANNUITY ACCOUNT VIII
================================================================================
Balance Sheet                                                  December 31, 1997
--------------------------------------------------------------------------------
ASSETS                 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

  Investments:

    SBL Fund:

      Series A (Growth Series) - 2,378,259 shares at net asset
        value of $29.39 per share (cost, $66,101) ...................   $ 69,897

      Series B (Growth-Income Series) - 1,141,243 shares at net
        asset value of $41.60 per share (cost, $43,680) .............     47,476

      Series C (Money Market Series) - 1,556,165 shares at net
        asset value of $12.53 per share (cost, $19,383) .............     19,499

      Series D (Worldwide Equity Series) - 4,146,884 shares at
        net asset value of $6.14 per share (cost, $26,708) ..........     25,462

      Series E (High Grade Income Series) - 1,609,075 shares at
        net asset value of $12.25 per share (cost, $19,487) .........     19,711

      Series J (Emerging Growth Series) - 947,036 shares at net
        asset value of $21.33 per share (cost, $18,758) .............     20,200

      Series K (Global Aggressive Bond Series) - 472,096 shares
        at net asset value of $10.07 per share (cost, $5,097) .......      4,754

      Series M (Specialized Asset Allocation Series) - 1,482,455
        shares at net asset value of $12.29 per share (cost, $17,690)     18,219

      Series N (Managed Asset Allocation Series) - 1,206,492 shares
        at net asset value of $13.88 per share (cost, $15,166) ......     16,746

      Series O (Equity Income Series) - 3,073,718 shares at net
        asset value of $17.62 per share (cost, $46,198) .............     54,159

      Series P (High Yield Series) - 212,877 shares at net asset
        value of $17.60 per share (cost, $3,704) ....................      3,747

      Series S (Social Awareness Series) - 432,410 shares at net
        asset value of $22.25 per share (cost, $8,931) ..............      9,621

      Series V (Value Series) - 369,212 shares at net asset value
        of $13.13 per share (cost, $4,730) ..........................      4,848

      Series X (Small Cap Series) - 25,109 shares at net asset
        value of $9.58 per share (cost, $238) .......................        241
                                                                         -------
Total net assets ....................................................   $314,580
                                                                         =======

                            See accompanying notes.

NET ASSETS

Net assets are represented by (Note 3):
                                                NUMBER       UNIT
                                               OF UNITS      VALUE       AMOUNT
                                               --------      -----       ------
Growth Series:
   Accumulation units........................  3,449,970     $20.26     $ 69,897

Growth-Income Series:
   Accumulation units........................  2,571,374      18.46       47,476

Money Market Series:
   Accumulation units........................  1,754,200      11.12       19,499

Worldwide Equity Series:
   Accumulation units........................  1,835,594      13.87       25,462

High Grade Income Series:
   Accumulation units........................  1,607,065      12.27       19,711

Emerging Growth Series:
   Accumulation units........................  1,234,228      16.37       20,200

Global Aggressive Bond Series:
   Accumulation units........................    382,445      12.43        4,754

Specialized Asset Allocation Series:
   Accumulation units........................  1,454,825      12.52       18,219

Managed Asset Allocation Series:
   Accumulation units........................  1,213,323      13.82       16,746

Equity Income Series:
   Accumulation units........................  3,117,060      17.38       54,159

High Yield Series:
   Accumulation units........................    316,416      11.84        3,747

Social Awareness Series:
   Accumulation units........................    541,120      17.78        9,621

Value Series:
   Accumulation units........................    372,693      13.01        4,848

Small Cap Series:
   Accumulation units........................     25,182       9.55          241
                                                                         -------
Total net assets.............................                           $314,580
                                                                         =======

                            See accompanying notes.

VARIABLE ANNUITY ACCOUNT VIII
================================================================================
STATEMENT OF OPERATIONS AND
CHANGES IN NET ASSETS                               YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------
                                                                  (IN THOUSANDS)

                                                                                                                            GLOBAL
                                                              GROWTH-     MONEY      WORLDWIDE   HIGH GRADE   EMERGING    AGGRESSIVE
                                                   GROWTH     INCOME      MARKET      EQUITY       INCOME      GROWTH        BOND
                                                   SERIES     SERIES      SERIES      SERIES       SERIES      SERIES       SERIES
                                                   ------     -------     ------     ---------   ----------   --------    ---------
Dividend distributions ........................   $    331    $   759    $    893    $    466     $  1,148    $     49      $   376
Expenses (Note 2):
  Mortality and expense risk fee ..............       (609)      (410)       (228)       (278)        (210)       (194)         (56)
  Administrative fee ..........................        (75)       (49)        (27)        (33)         (25)        (23)          (7)
                                                  ---------------------------------------------------------------------------------
Net investment income (loss) ..................       (353)       300         638         155          913        (168)         313

Capital gains distributions ...................      3,092      1,883         ---       1,006          ---         424          113
Realized gain (loss) on investments ...........      5,030        745           3         769          (47)      1,118          (11)
Unrealized appreciation (depreciation) on
  investments .................................      2,769      4,015          21      (1,388)         449       1,253         (236)
                                                  ---------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments .................................     10,891      6,643          24         387          402       2,795         (134)
                                                  ---------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations ..................................     10,538      6,943         662         542        1,315       2,627          179
Net assets at beginning of year ...............     31,719     20,552      16,299      15,630       18,459      10,687        3,925
Variable annuity deposits (Notes 2 and 3) .....     58,190     28,181      62,829      20,102       15,897      19,212        5,137
Terminations and withdrawals (Notes 2 and 3) ..    (30,550)    (8,200)    (60,291)    (10,812)     (15,960)    (12,326)      (4,487)
                                                  ---------------------------------------------------------------------------------
Net assets at end of year .....................   $ 69,897    $47,476    $ 19,499    $ 25,462     $ 19,711    $ 20,200      $ 4,754
                                                  =================================================================================

                            See accompanying notes.

--------------------------------------------------------------------------------

                                                  SPECIALIZED     MANAGED
                                                     ASSET         ASSET        EQUITY       HIGH       SOCIAL                SMALL
                                                  ALLOCATION     ALLOCATION     INCOME       YIELD     AWARENESS    VALUE      CAP
                                                    SERIES         SERIES       SERIES      SERIES      SERIES      SERIES    SERIES
                                                  -----------    ----------     ------      ------     ---------    ------    ------
Dividend distributions ........................    $   381        $   197      $   369     $    17     $    13      $  ---    $---
Expenses (Note 2):
  Mortality and expense risk fee ..............       (229)          (146)        (474)        (10)        (78)        (10)    ---
  Administrative fee ..........................        (27)           (18)         (57)         (1)         (9)         (1)    ---
                                                   -------------------------------------------------------------------------------
Net investment income (loss) ..................        125             33         (162)          6         (74)        (11)    ---

Capital gains distributions ...................        366            129          526           3         354         ---     ---
Realized gain on investments ..................        852            555        2,793          19         249          16     ---
Unrealized appreciation (depreciation) on
  investments .................................       (576)           978        5,601          43         620         118       3
                                                   -------------------------------------------------------------------------------
Net realized and unrealized gain on investments        642          1,662        8,920          65       1,223         134       3
                                                   -------------------------------------------------------------------------------
Net increase in net assets resulting from
  operations ..................................        767          1,695        8,758          71       1,149         123       3
Net assets at beginning of year ...............     16,285          8,463       24,214         ---       3,239         ---     ---
Variable annuity deposits (Notes 2 and 3) .....      7,004          9,515       30,843       5,058       7,085       4,871     239
Terminations and withdrawals (Notes 2 and 3) ..     (5,837)        (2,927)      (9,656)     (1,382)     (1,852)       (146)     (1)
                                                   -------------------------------------------------------------------------------
Net assets at end of year .....................    $18,219        $16,746      $54,159     $ 3,747     $ 9,621      $4,848    $241
                                                   ===============================================================================

VARIABLE ANNUITY ACCOUNT VIII
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Variable Annuity Account VIII (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High Grade Income Series - emphasis on current income with security of principal), Series J (Emerging Growth Series - emphasis on capital appreciation), Series K (Global Aggressive Bond Series - emphasis on high current income with secondary emphasis on capital appreciation), Series M (Specialized Asset Allocation Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series - emphasis on substantial dividend income and capital appreciation), Series P (High Yield Series - emphasis on high current income with secondary emphasis on capital appreciation through investment in higher yielding, higher risk debt securities), Series S (Social Awareness Series - emphasis on capital appreciation), Series V (Value Series - emphasis on long-term growth of capital) and Series X (Small Cap Series - emphasis on long-term growth of capital).

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc. (SBG), a wholly-owned subsidiary of SBL. SMC has engaged Lexington Management Corporation to provide sub-advisory services for the Worldwide Equity Series and Global Aggressive Bond Series, T. Rowe Price Associates, Inc. to provide sub-advisory services for the Managed Asset Allocation Series and the Equity Income Series and Meridian Investment Management Corporation to provide sub-advisory services for the Specialized Asset Allocation Series, and Strong Capital Management, Inc. to provide sub-advisory services to the Small Cap Series.

INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold were as follows (In Thousands):

                                                 COST OF       PROCEEDS
                                                PURCHASES     FROM SALES
                                                ---------     ----------
       Growth Series.........................    $68,072       $37,693
       Growth-Income Series..................     32,751        10,587
       Money Market Series...................     68,764        65,588
       Worldwide Equity Series...............     22,686        12,235
       High Grade Income Series..............     18,198        17,348
       Emerging Growth Series................     20,611        13,469
       Global Aggressive Bond Series.........      5,837         4,761
       Specialized Asset Allocation Series...      8,157         6,499
       Managed Asset Allocation Series.......     10,263         3,513
       Equity Income Series..................     32,959        11,408
       High Yield Series.....................      5,127         1,442
       Social Awareness Series...............      8,082         2,569
       Value Series..........................      5,281           567
       Small Cap Series......................        239             1

ANNUITY RESERVES - As of December 31, 1997, annuity reserves have not been established because there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that would provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS - Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES - Under current law, no federal income taxes are payable with respect to the Account.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

VARIABLE ANNUITY ACCOUNT VIII
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


2.  VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts an administrative fee equivalent to an annual rate of 0.15% of the average daily net asset value of each account. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of the net asset value of each contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3.  SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

     Growth Series:
       Variable annuity deposits ..................................   3,142
       Terminations, withdrawals and expense charges ..............   1,679

     Growth-Income Series:
       Variable annuity deposits ..................................   1,672
       Terminations, withdrawals and expense charges ..............     489

     Money Market Series:
       Variable annuity deposits ..................................   5,746
       Terminations, withdrawals and expense charges ..............   5,512

     Worldwide Equity Series:
       Variable annuity deposits ..................................   1,411
       Terminations, withdrawals and expense charges ..............     758

     High Grade Income Series:
       Variable annuity deposits ..................................   1,362
       Terminations, withdrawals and expense charges ..............   1,386

     Emerging Growth Series:
       Variable annuity deposits ..................................   1,285
       Terminations, withdrawals and expense charges ..............     823

     Global Aggressive Bond Series:
       Variable annuity deposits ..................................     424
       Terminations, withdrawals and expense charges ..............     370

     Specialized Asset Allocation Series:
       Variable annuity deposits ..................................     560
       Terminations, withdrawals and expense charges ..............     466

     Managed Asset Allocation Series:
       Variable annuity deposits ..................................     727
       Terminations, withdrawals and expense charges ..............     229

     Equity Income Series:
       Variable annuity deposits ..................................   1,964
       Terminations, withdrawals and expense charges ..............     611

     High Yield Series:
       Variable annuity deposits ..................................     434
       Terminations, withdrawals and expense charges ..............     117

     Social Awareness Series:
       Variable annuity deposits ..................................     436
       Terminations, withdrawals and expense charges ..............     115

     Value Series:
       Variable annuity deposits ..................................     384
       Terminations, withdrawals and expense charges ..............      11

     Small Cap Series:
       Variable annuity deposits ..................................      25
       Terminations, withdrawals and expense charges ..............     ---

[SBG LOGO]                                                          BULK RATE
The Security Benefit Group of Companies                           U.S. POSTAGE
700 SW Harrison St.,                                                  PAID
Topeka, Kansas 66636-0001                                       SECURITY BENEFIT